Deferred Tax Asset and Income Tax (Expense)/Benefit - Schedule of Deferred Tax Offsetting (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Deferred Tax offsetting [Abstract]
Deferred tax asset	RM 609,217	$ 144,621	RM 74,000	$ 16,534	RM 149,315
Deferred tax liability					(75,315)
Deferred tax assets and liabilities	RM 609,217	$ 144,621	RM 74,000	$ 16,534	RM 74,000